Intangible assets	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5 — INTANGIBLE ASSETS

Intangible assets consist of the valuation of identifiable intangible assets acquired, representing trade names, regulatory licenses and technology. The straight-line method of amortization represents the Company’s best estimate of the distribution of the economic value of the identifiable intangible assets.

At December 31, 2021 and September 30, 2021, intangible assets consisted of the following:

	Useful Life	December 31, 2021	September 30, 2021
Licenses and banking infrastructure(1)	10 Years	$—	$14,085,402
Trade names	3 Years	784,246	—
Regulatory licenses	3 Years	138,751	—
Technology	5 Years	10,300,774	—
Less: accumulated amortization		(1,381,229)	(469,286)
		$9,842,542	$13,616,116

(1)      In February 2022, a third party valuation report in connection with acquisition was completed. As a result, the Company adjusted the previous estimated allocation to reflect the results of the third party valuation. The Company decreased its cost of intangible assets of $2,861,631 and adjusted the estimated useful life of trade names and regulatory licenses from 10 years to 3 years and the estimated useful life of technology from 10 years to 5 years. This change in accounting estimate was effective in the first quarter of fiscal year 2022.

For the three months ended December 31, 2021, amortization expense amounted to $911,943. There was no comparable amortization for the three months ended December 31, 2020. Amortization of intangible assets attributable to future periods is as follows:

For the Twelve-month Period Ending December 31:	Amortization Amount
2022	$2,367,821
2023	2,367,821
2024	2,188,349
2025	2,060,155
2026 and thereafter	858,396
$9,842,542

NOTE 5 — INTANGIBLE ASSETS

Intangible assets consist of the valuation of identifiable intangible assets acquired (See Note 4), representing license and banking infrastructure, was completed. The Company uses its best estimates and assumptions as part of the purchase price allocation process to accurately value the identifiable intangible assets at the acquisition date. The straight-line method of amortization represents the Company’s best estimate of the distribution of the economic value of the identifiable intangible assets. Furthermore, the Company is in the process of having a third-party valuation firm conduct a valuation of the acquisition. As such, the Company’s valuation is preliminary and subject to change pending the results of the third-party valuation report.

At September 30, 2021, intangible assets consisted of the following:

	Useful Life	September 30, 2021
License and banking infrastructure	10 Years	$14,085,402
Less: accumulated amortization		(469,286)
		$13,616,116

For the year ended September 30, 2021, amortization expense amounted to $469,286, which represented amortization from May 28, 2021 (the date of acquisition) to September 30, 2021. There was no comparable amortization prior to the date of acquisition.

Amortization of intangible assets attributable to future periods is as follows:

For the twelve-month period ending September 30:	Amortization amount
2022	$1,408,540
2023	1,408,540
2024	1,408,540
2025	1,408,540
2026 and thereafter	7,981,956
$13,616,116